Balance Sheet (Parentheticals)	Dec. 31, 2021 $ / shares shares
Statement of Financial Position [Abstract]
Common stock subject to possible redemption, par value (in Dollars per share) | $ / shares	$ 0.0001
Common stock subject to possible redemption, shares authorized	100,000,000
Common stock subject to possible redemption, share outstanding	5,733,920
Preferred stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Preferred stock, shares authorized	1,000,000
Preferred stock, share issued
Preferred stock, share outstanding
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Common stock, shares authorized	100,000,000
Common stock, shares issued	1,728,078
Common stock, shares outstanding	1,728,078